INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of Income (loss) before income taxes from continuing operations

	2021	2022	2023
	US$	US$	US$

Cayman Islands	(7,732)	(354)	(14,253)
USA	(1,292)	(54,267)	(3,935)
Hong Kong	(2,927)	(22,352)	(5,294)
Malta	(1,152)	(421)	(1,092)
Curacao	114	(31)	(27)
Mainland China	(26,904)	(242)	(4,755)
British Virgin Islands	—	(1,754)	3,972

	(39,893)	(79,421)	(25,384)

Schedule of current and deferred components

	2021	2022	2023
	US$	US$	US$

Current tax benefit	—	—	—
Deferred tax benefit	359	—	—

Income tax benefit	359	—	—

Reconciliation of tax computed by applying the statutory income tax rate

	2021	2022	2023
	US$	US$	US$

Loss before income taxes	(39,893)	(79,421)	(25,384)
Income tax computed at applicable tax rates	(8,378)	(16,678)	(5,331)
Effect of different tax rates in different jurisdictions	(938)	3,649	2,790
Non-deductible expenses	3,140	5,088	5,133
Change in valuation allowance	4,563	8,335	(2,363)
Effect of EIT reversal for previous years	(359)	—	—
Research and development super-deduction	(263)	(394)	(229)
	(359)	—	—

Schedule components of deferred taxes

	2022	2023
	US$	US$

Deferred tax assets
Bad debt provision	700	913
Impairment loss	12,673	13,038
Net operating losses (“NOLs”)	27,130	28,915
Less: valuation allowance	(40,503)	(42,866)
Total deferred tax assets, net	—	—